RELATED PARTY TRANSACTIONS (Schedule of Significant Related Party Transactions) (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Chuanbang | Service fee payable | Minimum
Related Party Transaction [Line Items]
Cash collection service fees percentage	2.00%
Chuanbang | Service fee payable | Maximum
Related Party Transaction [Line Items]
Cash collection service fees percentage	20.00%
Connion Capital Limited | Minimum level of activity in bank account
Related Party Transaction [Line Items]
Number of times funds will receive	5
Minimum amount of fund to be received at each time	$ 1,000,000
Due from related parties	$ 0